RELATED PARTY TRANSACTIONS (Details) - USD ($)	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Gros	$ 0	$ 74,990	$ 27,000
Less discount	0	(235)	(1,377)
Total	0	74,755	25,623
Maple Resources Corporation One [Member]
Gross	0	5,000	5,000
Maple Resources Corporation Two [Member]
Gross	0	800	0
Maple Resources Corporation Three [Member]
Gross	0	41,466	0
Maple Resources Corporation Four [Member]
Gross	0	10,000	0
BNL Family Trust ("BNL") [Member]
Gross	0	10,691	11,000
Maple Resources Corporation [Member]
Gross	$ 0	$ 7,033	$ 11,000